Offerings	Jan. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,036,376
Proposed Maximum Offering Price per Unit	19.69
Maximum Aggregate Offering Price	$ 59,786,243.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,153.27
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Nurix Therapeutics, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. (b) Amount Registered represents 3,034,828 additional shares of the Registrant's common stock to be reserved for issuance under the 2020 Equity Incentive Plan ("2020 EIP") pursuant to the provision of the 2020 EIP providing for an annual automatic increase in the number of shares reserved for issuance under the 2020 EIP and (b) 1,548 additional shares of the Registrant's common stock available for issuance under the 2020 EIP as a result of the repurchase of unvested and forfeited shares of the Registrant's common stock acquired upon the exercise of stock options that were previously granted and early exercised under the Registrant's 2012 Equity Incentive Plan pursuant to the terms of the 2020 EIP. (c) Amount of Registration Fee estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2020 EIP, on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Market ("Nasdaq") on January 22, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	758,707
Proposed Maximum Offering Price per Unit	16.74
Maximum Aggregate Offering Price	$ 12,700,755.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,944.49
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Nurix Therapeutics, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. (b) Amount Registered represents 758,707 additional shares of the Registrant's common stock available for issuance under the Registrant's 2020 Employee Stock Purchase Plan (the "2020 ESPP") pursuant to the provision of the 2020 ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the 2020 ESPP. (c) Amount of Registration Fee estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2020 ESPP, on the basis of the average of the high and low prices of the Registrant's common stock as reported on Nasdaq on January 22, 2025. Under the 2020 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the purchase date, whichever is less.